Revenues - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues [Abstract]
Contract liabilities	$ 10,500,000		$ 10,400,000	$ 0
Unsatisfied performance obligations	23,800,000		19,600,000	0
Recognized revenue under launch and space products agreements	3,900,000	$ 0
Revenue recognized	2,300,000		0	0
Other income (expense), net	$ 400,000	$ 0	$ 1,500,000	$ 2,700,000	$ 300,000